EMPLOYEE BENEFITS - Post-employment health care benefit plan - Change in plan assets (Details) - Post-employment health care benefit - Plan assets - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
EMPLOYEE BENEFITS
Fair value of the plan assets at the beginning of the year	R$ 0	R$ 0	R$ 0
Contributions from sponsors	16,016	24,713	19,150
Contributions from participants	1,472	2,032	2,349
Payment of benefits	(17,488)	(26,745)	(21,499)
Fair value of plan assets at the end of the year	R$ 0	R$ 0	R$ 0